Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
International Alternative Fund - 1.1%
Transamerica Strategic Income, Class I2 (A)	456,811	$ 4,038,205
International Equity Funds - 61.6%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	629,025	6,560,728
Transamerica Emerging Markets Equity, Class I2 (A)	5,664	59,757
Transamerica International Equity, Class I2 (A)	3,050,205	76,773,653
Transamerica International Focus, Class I2 (A)	11,537,655	83,994,132
Transamerica International Small Cap Value, Class I2 (A)	2,964,782	54,077,622
		221,465,892
International Mixed Allocation Fund - 9.7%
Transamerica Aegon Bond VP, Initial Class (A)	3,696,557	34,821,566
U.S. Equity Funds - 8.2%
Transamerica Large Cap Value, Class I2 (A)	6,241	103,988
Transamerica WMC US Growth VP, Initial Class (A)	713,054	29,363,555
		29,467,543
U.S. Fixed Income Funds - 16.3%
Transamerica Aegon Core Bond VP, Initial Class (A)	1,022,985	11,109,619
Transamerica Core Bond, Class I2 (A)	531,963	4,622,755
Transamerica Floating Rate, Class I2 (A)	408,354	3,646,605
Transamerica High Yield Bond, Class I2 (A)	2,230,502	18,468,553
Transamerica Long Credit, Class I2 (A)	2,177,456	20,925,352
		58,772,884
Total Investment Companies (Cost $316,714,745)		348,566,090

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury - 2.2%
U.S. Treasury Notes
4.25%, 01/31/2026 (B)	$ 7,783,800	$ 7,789,273
Total U.S. Government Obligation (Cost $7,786,629)		7,789,273
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.65% (C), dated 09/30/2025, to be repurchased at $1,689,914 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $1,723,653.	1,689,837	1,689,837
Total Repurchase Agreement (Cost $1,689,837)		1,689,837
Total Investments (Cost $326,191,211)		358,045,200
Net Other Assets (Liabilities) - 0.4%		1,467,914
Net Assets - 100.0%		$ 359,513,114
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	312	12/31/2025	$34,048,833	$34,068,938	$20,105	$—
10-Year U.S. Treasury Notes	15	12/19/2025	1,679,204	1,687,500	8,296	—
10-Year U.S. Treasury Ultra Notes	31	12/19/2025	3,529,933	3,567,422	37,489	—
CAD Currency	396	12/16/2025	28,783,711	28,551,600	—	(232,111)
EUR Currency	75	12/15/2025	11,078,174	11,055,000	—	(23,174)
Euro-BTP Italy Government Bonds	84	12/08/2025	11,686,594	11,818,651	132,057	—
FTSE 100 Index	60	12/19/2025	7,539,923	7,591,285	51,362	—
GBP Currency	43	12/15/2025	3,639,494	3,614,956	—	(24,538)
Hong Kong Hang Seng Index	83	10/30/2025	14,027,266	14,351,776	324,510	—
JPY Currency	41	12/15/2025	3,505,222	3,492,175	—	(13,047)
MSCI EAFE Index	110	12/19/2025	15,346,587	15,319,150	—	(27,437)
MSCI Emerging Markets Index	199	12/19/2025	13,389,477	13,529,015	139,538	—
S&P/TSX 60 Index	94	12/18/2025	23,554,993	23,948,150	393,157	—
TOPIX Index	17	12/11/2025	3,563,845	3,610,711	46,866	—
Total					$1,153,380	$(320,307)
Transamerica Series Trust

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Ultra Bonds	(36)	12/19/2025	$(4,208,812)	$(4,322,250)	$—	$(113,438)
CHF Currency	(59)	12/15/2025	(9,394,237)	(9,346,338)	47,899	—
German Euro BUXL	(33)	12/08/2025	(4,323,755)	(4,435,376)	—	(111,621)
S&P 500® E-Mini Index	(53)	12/19/2025	(17,611,148)	(17,857,687)	—	(246,539)
S&P/ASX 200 Index	(98)	12/18/2025	(14,423,556)	(14,384,596)	38,960	—
Total					$86,859	$(471,598)
Total Futures Contracts					$1,240,239	$(791,905)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$348,566,090	$—	$—	$348,566,090
U.S. Government Obligation	—	7,789,273	—	7,789,273
Repurchase Agreement	—	1,689,837	—	1,689,837
Total Investments	$348,566,090	$9,479,110	$—	$358,045,200
Other Financial Instruments
Futures Contracts (E)	$1,240,239	$—	$—	$1,240,239
Total Other Financial Instruments	$1,240,239	$—	$—	$1,240,239
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(791,905)	$—	$—	$(791,905)
Total Other Financial Instruments	$(791,905)	$—	$—	$(791,905)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$31,655,496	$17,223,808	$(13,420,859)	$367,783	$(1,004,662)	$34,821,566	3,696,557	$2,223,809	$—
Transamerica Aegon Core Bond VP, Initial Class	—	11,234,689	—	—	(125,070)	11,109,619	1,022,985	288,589	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	7,378,701	131,749	(1,540,769)	24,981	566,066	6,560,728	629,025	131,749	—
Transamerica Core Bond, Class I2	4,362,403	145,198	—	—	115,154	4,622,755	531,963	145,198	—
Transamerica Emerging Markets Equity, Class I2	44,917	—	—	—	14,840	59,757	5,664	—	—
Transamerica Floating Rate, Class I2	4,224,707	235,982	(761,000)	(44,190)	(8,894)	3,646,605	408,354	235,982	—
Transamerica High Yield Bond, Class I2	34,503,346	1,704,027	(18,062,638)	192,089	131,729	18,468,553	2,230,502	1,704,028	—
Transamerica International Equity, Class I2	74,292,009	—	(14,053,212)	3,359,102	13,175,754	76,773,653	3,050,205	—	—
Transamerica Series Trust

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica International Focus, Class I2	$84,280,993	$—	$(9,913,907)	$925,643	$8,701,403	$83,994,132	11,537,655	$—	$—
Transamerica International Small Cap Value, Class I2	53,302,834	—	(14,014,708)	4,108,983	10,680,513	54,077,622	2,964,782	—	—
Transamerica Large Cap Value, Class I2	89,507	796	—	—	13,685	103,988	6,241	796	—
Transamerica Long Credit, Class I2	20,487,225	787,999	(1,089,884)	43,309	696,703	20,925,352	2,177,456	787,999	—
Transamerica Strategic Income, Class I2	3,781,629	166,511	—	—	90,065	4,038,205	456,811	166,511	—
Transamerica WMC US Growth VP, Initial Class	25,347,258	4,383,220	—	—	(366,923)	29,363,555	713,054	216,048	4,167,171
Total	$343,751,025	$36,013,979	$(72,856,977)	$8,977,700	$32,680,363	$348,566,090	29,431,254	$5,900,709	$4,167,171

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $7,507,075.
(C)	Rate disclosed reflects the yield at September 30, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan International Moderate Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices.
Transamerica Series Trust

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust